Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Pharmaceuticals Portfolio
November 30, 2022
PHR-NPRT3-0123
1.810707.118
Common Stocks - 98.5%
	Shares	Value ($)
Biotechnology - 20.0%
Biotechnology - 20.0%
2seventy bio, Inc. (a)(b)	183,600	2,877,012
ADC Therapeutics SA (a)(b)	419,700	1,536,102
Alnylam Pharmaceuticals, Inc. (a)	34,671	7,648,076
Arcus Biosciences, Inc. (a)	115,100	4,048,067
Argenx SE (a)	15,200	6,151,963
Argenx SE ADR (a)	11,000	4,377,670
Ascendis Pharma A/S sponsored ADR (a)	40,500	4,983,930
Avidity Biosciences, Inc. (a)	233,300	2,715,612
Biogen, Inc. (a)	65,300	19,927,601
BioInvent International AB (a)	1,318,105	4,526,263
Blueprint Medicines Corp. (a)	128,100	6,121,899
Cullinan Oncology, Inc. (a)	88,100	1,095,083
Cytokinetics, Inc. (a)	67,100	2,851,750
Galapagos NV sponsored ADR (a)	36,900	1,467,513
Generation Bio Co. (a)(b)	347,558	1,852,484
Gilead Sciences, Inc.	386,100	33,911,163
Intellia Therapeutics, Inc. (a)	15,400	792,484
iTeos Therapeutics, Inc. (a)	116,000	2,337,400
Kalvista Pharmaceuticals, Inc. (a)	374,800	2,020,172
Leap Therapeutics, Inc. warrants 1/31/26 (a)	606,000	30,452
Legend Biotech Corp. ADR (a)	293,400	15,113,034
Moderna, Inc. (a)	15,100	2,656,241
Oxurion NV (a)(b)	3,128,819	51,212
PepGen, Inc.	243,600	3,644,256
PTC Therapeutics, Inc. (a)	132,000	5,476,680
Relay Therapeutics, Inc. (a)(b)	168,000	3,121,440
Sarepta Therapeutics, Inc. (a)	107,700	13,226,637
SpringWorks Therapeutics, Inc. (a)(b)	44,300	1,071,174
Synlogic, Inc. (a)	520,500	311,363
uniQure B.V. (a)	150,300	3,976,938
Xencor, Inc. (a)	123,168	3,660,553
XOMA Corp. (a)(b)	53,300	1,128,361
		164,710,585
Food & Staples Retailing - 0.0%
Drug Retail - 0.0%
MedAvail Holdings, Inc. (a)	3,333	1,397
Health Care Providers & Services - 3.1%
Health Care Services - 3.1%
Cigna Corp.	51,900	17,069,391
Guardant Health, Inc. (a)	156,500	8,191,210
		25,260,601
Pharmaceuticals - 75.4%
Pharmaceuticals - 75.4%
Arvinas Holding Co. LLC (a)	55,600	2,281,824
AstraZeneca PLC sponsored ADR	1,484,900	100,928,653
Axsome Therapeutics, Inc. (a)(b)	43,400	3,137,386
Bristol-Myers Squibb Co.	755,880	60,682,046
Edgewise Therapeutics, Inc. (a)(b)	541,684	4,848,072
Eli Lilly & Co.	321,661	119,361,963
Euroapi SASU (a)	163,500	2,918,685
GSK PLC sponsored ADR	515,160	17,819,384
Harmony Biosciences Holdings, Inc. (a)(b)	73,077	4,367,812
Intra-Cellular Therapies, Inc. (a)	91,200	4,944,864
Jazz Pharmaceuticals PLC (a)	31,600	4,958,356
Johnson & Johnson	125,350	22,312,300
Merck & Co., Inc.	357,636	39,382,876
Merck KGaA	128,200	23,488,173
Novartis AG sponsored ADR	216,396	19,380,426
Pharvaris BV (a)	64,039	131,920
Pliant Therapeutics, Inc. (a)	69,631	1,279,818
Roche Holding AG (participation certificate)	132,336	43,224,100
Royalty Pharma PLC	888,500	39,067,345
Sanofi SA sponsored ADR	1,720,022	78,002,998
UCB SA	261,800	21,131,591
Zoetis, Inc. Class A	41,700	6,427,638
Zogenix, Inc. rights (a)(c)	800	544
		620,078,774
TOTAL COMMON STOCKS (Cost $563,709,314)		810,051,357

Convertible Preferred Stocks - 0.6%
	Shares	Value ($)
Biotechnology - 0.3%
Biotechnology - 0.3%
Castle Creek Biosciences, Inc.:
Series D1 (c)(d)	6,308	1,285,192
Series D2 (c)(d)	85	17,318
ValenzaBio, Inc. Series A (a)(c)(d)	224,708	1,332,518
		2,635,028
Diversified Financial Services - 0.3%
Other Diversified Financial Services - 0.3%
Paragon Biosciences Emalex Capital, Inc.:
Series C (a)(c)(d)	158,879	1,720,660
Series D1 (c)(d)	14,400	155,952
Series D2 (c)(d)	22,477	243,426
		2,120,038
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series C (a)(c)(d)	200	44,304
Software - 0.0%
Systems Software - 0.0%
Evozyne LLC Series A (a)(c)(d)	5,900	91,981
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $5,635,754)		4,891,351

Money Market Funds - 1.9%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (e)	3,332,860	3,333,527
Fidelity Securities Lending Cash Central Fund 3.86% (e)(f)	12,536,329	12,537,583
TOTAL MONEY MARKET FUNDS (Cost $15,871,110)		15,871,110

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $585,216,178)	830,813,818
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(8,140,117)
NET ASSETS - 100.0%	822,673,701

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,891,351 or 0.6% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Castle Creek Biosciences, Inc. Series D1	4/19/22	1,356,409

Castle Creek Biosciences, Inc. Series D2	6/28/21	14,700

Castle Creek Pharmaceutical Holdings, Inc. Series C	12/09/19	82,370

Evozyne LLC Series A	4/09/21	132,573

Paragon Biosciences Emalex Capital, Inc. Series C	2/26/21	1,700,005

Paragon Biosciences Emalex Capital, Inc. Series D1	10/21/22	155,952

Paragon Biosciences Emalex Capital, Inc. Series D2	5/18/22	193,747

ValenzaBio, Inc. Series A	3/25/21	1,999,998

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	10,726,575	241,015,774	248,408,822	93,426	-	-	3,333,527	0.0%
Fidelity Securities Lending Cash Central Fund 3.86%	7,039,136	299,249,449	293,751,002	43,382	-	-	12,537,583	0.0%
Total	17,765,711	540,265,223	542,159,824	136,808	-	-	15,871,110

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Oxurion NV	-	4,984,659	-	-	-	(4,933,447)	-
Total	-	4,984,659	-	-	-	(4,933,447)	-

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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